Financial Instruments	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments	FINANCIAL INSTRUMENTS
A.    Accounting classifications and fair values of financial instruments-
The following tables present information about PEMEX’s carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy, as of December 31, 2025 and 2024. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.
Additionally, as of December 31, 2025 and 2024, the disclosure of the fair value for the lease obligations is not required.

	Carrying amount						Fair value hierarchy
As of December 31, 2025	FVTPL	FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	14,534,464	—	—	—	—	14,534,464	—	14,534,464	—	14,534,464
Total	14,534,464	—	—	—	—	14,534,464
Financial assets not measured at fair value
Cash and cash equivalents	—	—	—	162,651,289	—	162,651,289	—	—	—	—
Customers	—	—	—	111,994,478	—	111,994,478	—	—	—	—
Officials and employees	—	—	—	5,342,168	—	5,342,168	—	—	—	—
Sundry debtors	—	—	—	18,378,494	—	18,378,494	—	—	—	—
Investments in associates	—	—	—	2,794,404	—	2,794,404	—	—	—	—
Notes receivable	—	—	—	893,152	—	893,152	—	—	—	—
Mexican Government Bonds	—	—	—	21,435,936	—	21,435,936	21,765,389	—	—	21,765,389
Other assets	—	—	—	11,281,010	—	11,281,010	—	—	—	—
Total	—	—	—	334,770,931	—	334,770,931
Financial liabilities measured at fair value
Derivative financial instruments	(78,106,329)	—	—	—	—	(78,106,329)	—	(78,106,329)	—	(78,106,329)
Total	(78,106,329)	—	—	—	—	(78,106,329)
Financial liabilities not measured at fair value
Suppliers	—	—	—	—	(436,704,206)	(436,704,206)	—	—	—	—
Accounts and accrued expenses payable	—	—	—	—	(67,884,889)	(67,884,889)	—	—	—	—
Leases	—	—	—	—	(41,184,280)	(41,184,280)	—	—	—	—
Long-term contractual liabilities	—	—	—	—	(193,033,065)	(193,033,065)	—	(182,718,845)	—	(182,718,845)
Debt	—	—	—	—	(1,531,298,090)	(1,531,298,090)	—	(1,432,095,661)	—	(1,432,095,661)
Total	—	—	—	—	(2,270,104,530)	(2,270,104,530)

	Carrying amount						Fair value hierarchy
As of December 31, 2024	FVTPL	FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	9,203,958	—	—	—	—	9,203,958	—	9,203,958	—	9,203,958
Equity instruments (1)	—	—	962,783	—	—	962,783	—	962,783	—	962,783
Total	9,203,958	—	962,783	—	—	10,166,741
Financial assets not measured at fair value
Cash and cash equivalents	—	—	—	88,841,826	—	88,841,826	—	—	—	—
Customers	—	—	—	126,733,175	—	126,733,175	—	—	—	—
Officials and employees	—	—	—	5,541,324	—	5,541,324	—	—	—	—
Sundry debtors	—	—	—	26,789,620	—	26,789,620	—	—	—	—
Investments in associates	—	—	—	2,692,938	—	2,692,938	—	—	—	—
Notes receivable	—	—	—	1,021,778	—	1,021,778	—	—	—	—
Mexican Government Bonds	—	—	—	35,875,353	—	35,875,353	35,279,002	—	—	35,279,002
Other assets	—	—	—	7,927,877	—	7,927,877	—	—	—	—
Total	—	—	—	295,423,891	—	295,423,891
Financial liabilities measured at fair value
Derivative financial instruments	(108,972,467)	—	—	—	—	(108,972,467)	—	(108,972,467)	—	(108,972,467)
Total	(108,972,467)	—	—	—	—	(108,972,467)
Financial liabilities not measured at fair value
Suppliers	—	—	—	—	(505,989,382)	(505,989,382)	—	—	—	—
Accounts and accrued expenses payable	—	—	—	—	(72,773,222)	(72,773,222)	—	—	—	—
Leases	—	—	—	—	(46,825,266)	(46,825,266)	—	—	—	—
Debt	—	—	—	—	(1,978,772,255)	(1,978,772,255)	—	(1,745,481,072)	—	(1,745,481,072)
Total	—	—	—	—	(2,604,360,125)	(2,604,360,125)
(1)Refers to the participation in TAG Pipelines Sur, S. de R.L. de C.V.
As of December 31, 2025 and 2024, PEMEX has monetary assets and liabilities denominated in foreign currency as indicated below:

	As of December 31, 2025
	Foreign currency
	Assets	Liabilities	Net position Asset/(Liability)	Exchange rate	Equivalent to Mexican peso
U.S. dollar	4,631,591	57,235,299	(52,603,708)	17.9667	(945,115,041)
Euro	600,546	5,107,518	(4,506,972)	21.0974	(95,085,391)
Pounds sterling	345	2,688	(2,343)	24.1607	(56,609)
Japanese yen	—	80,142,852	(80,142,852)	0.1146	(9,184,371)
Swiss francs	—	217	(217)	22.6758	(4,921)
Total					Ps.	(1,049,446,333)

	As of December 31, 2024
	Foreign currency
	Assets	Liabilities	Net position Asset/(Liability)	Exchange rate	Equivalent to Mexican peso
U.S. dollar	16,359,113	105,786,263	(89,427,150)	20.2683	(1,812,536,304)
Euro	1,382	6,748,800	(6,747,418)	20.9868	(141,606,712)
Pounds sterling	904,818	454,525	450,293	25.3860	11,431,138
Japanese yen	—	80,127,438	(80,127,438)	0.1289	(10,328,427)
Swiss francs	—	220	(220)	22.3721	(4,922)
Total					Ps.	(1,953,045,227)
Debt is valued and registered at amortized cost and the fair value of debt is estimated using quotes from major market sources which are then adjusted internally using standard market pricing models. As a result of relevant assumptions, the estimated fair value does not necessarily represent the actual terms at which existing transactions could be liquidated or unwound.
The information related to “Cash and cash equivalents”, “Customers and other accounts receivable”, “Government bonds and other assets”, “Debt”, “Leases”, “Long-term contractual liabilities” and “Derivative financial instruments” is described in the following notes, respectively:
•Note 9, Cash and cash equivalents.
•Note 10, Customers and other financing and non-financing accounts receivable.
•Note 14, Government bonds, long-term notes receivable and other assets.
•Note 15, Debt.
•Note 16, Leases.
•Note 17, Long-term contractual liabilities.
•Note 18, Derivative financial instruments.
B.    Fair value hierarchy
PEMEX values the fair value of its financial instruments under standard methodologies commonly applied in the financial markets. PEMEX’s related assumptions and inputs therefore fall under the three Levels of the fair value hierarchy for market participant assumptions, as described below.
The fair values determined by Level 1 inputs utilize quoted prices in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs are based on quoted prices for similar assets or liabilities in active markets, and inputs other than quoted prices that are observed for assets or liabilities. Level 3 inputs are unobservable inputs for the assets or liabilities, and include situations where there is little, if any, market activity for the assets or liabilities.
Management uses appropriate valuation techniques based on the available inputs to measure the fair values of PEMEX’s applicable financial assets and financial liabilities.
When available, PEMEX measures fair value using Level 1 inputs, because they generally provide the most reliable evidence of fair value.